INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, Net

Intangible assets consist of the following as of December 31, 2019:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$111,108	$(110,730)	$378
Facilities lease	19	33,500	(24,241)	9,259
Trade name	9	7,702	(7,702)	--
Customer relationships	15	2,600	(1,956)	644
Total identifiable intangible assets		$154,910	$(144,629)	$10,281

Intangible assets consist of the following as of December 31, 2018:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$110,835	$(108,888)	$1,947
Facilities lease	19	33,500	(22,953)	10,547
Trade name	9	7,671	(7,547)	124
Customer relationships	15	2,600	(1,783)	817
Total identifiable intangible assets		$154,606	$(141,171)	$13,435